Acquisition - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Apr. 30, 2021 USD ($)	Oct. 31, 2020 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2021	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Business acquisition, transaction costs | $		$ 168,000
Cash consideration						¥ 935,932
Interest and investment income, net			¥ 565,090	$ 81,931	¥ 395,245	392,160
Retained earnings			23,482,987		22,339,770	¥ 17,622,984	$ 3,404,714			¥ 14,605,941
Goodwill			¥ 3,941,820		3,941,820		$ 571,510
TTP Member [Member]
Percentage of voting interests acquired						51.00%		51.00%	51.00%
Interest and investment income, net						¥ 392,160
Retained earnings					14,811,207
Goodwill					3,941,820
TTP Member [Member] | Adjustment [Member]
Interest and investment income, net						¥ (129,571)
Retained earnings					(129,571)
Goodwill					¥ (129,571)
First Closing Transaction [Member]
Business acquisition, transaction costs | $									$ 143,000
Percentage of equity interests on converted basis						48.87%			48.87%
First Closing Transaction [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Percentgae of exchange preferred shares						31.48%
Second Closing Transaction [Member] | TTP Member [Member]
Percentage of equity interests on converted basis	51.00%
Cash consideration | $	$ 25,000
Second Closing Transaction [Member] | Exclusive Technical Consulting And Service Agreements [Member]
Business acquisition, transaction costs | $	$ 25,000
Percentgae of exchange preferred shares	4.17%
Convertible Debt Securities [Member]
Business acquisition, right to purchase | $		$ 200,000